Initial Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Initial Vessel Acquisition [Abstract]
Initial Acquisition of 13 vessels

Initial Acquisition of 13 vessels
Restricted Cash	$35,596
Deposits for vessel acquisitions	174,411
Purchase options	3,158
Debt assumed	(132,987)
Long-term liabilities	(3,158)
Accrued expenses	(112)

Total	$76,908

Cash paid, net of cash received of $57	$76,428
Payable to Navios Holdings	480

Total	$76,908